Income tax benefit/(expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Current income tax	¥ (2,975)	¥ (15,196)	¥ (25,259)
Deferred income tax	(452,393)	5,434	87,406
Income tax benefit/(expense)	¥ (455,368)	¥ (9,762)	¥ 62,147